UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.
                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  ------------
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SCGE MANAGEMENT, LP
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Address:       3000 Sand Hill Road
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               Menlo Park, CA 94025
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Form 13F File Number:  028-14804
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ralph Ho
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Title:         Chief Operating Officer
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Phone:         650-854-3927
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Signature, Place, and Date of Signing:

/s/ Ralph Ho     California     November 14, 2012
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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number     Name
     28-
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
                                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20
                                            -----------
Form 13F Information Table Value Total:     $313,956
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name
-------      --------------------          -----------

                                                             SCGE MANAGEMENT, LP
                                              FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2012
                                                                                                               VOTING AUTHORITY
                                                                                                          -------------------------
                                                      VALUE X  SHARES/    SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER             TITLE OF CLASS  CUSIP      ($1000)  PRN AMT    PRN  CALL  DISCRETN  MGRS       SOLE       SHARED  NONE
--------------             --------------  ---------  -------  ---------  ---  ----  --------  ---------  ---------  ------  ------
21VIANET GROUP INC         SPONSORED ADR   90138A103  15,467   1,340,300  SH         SOLE                 1,340,300  0       0
EZCHIP SEMICONDUCTOR LTD   ORD             M4146Y108  15,295     500,000  SH         SOLE                   500,000  0       0
GOOGLE INC                 CLA A           38259P508  32,444      43,000  SH         SOLE                    43,000  0       0
INFORMATICA CORP           COM             45666Q102   6,970     200,000  SH         SOLE                   200,000  0       0
ISOFTSTONE HOLDINGS LTD    SPONSORED ADR   46489B108  10,260   1,925,000  SH         SOLE                 1,925,000  0       0
JIVE SOFTWARE INC          COM             47760A108     393      25,000  SH         SOLE                    25,000  0       0
K12 INC                    COM             48273U102  23,230   1,150,000  SH         SOLE                 1,150,000  0       0
LINKEDIN CORP              COM CL A        53578A108   9,030      75,000  SH         SOLE                    75,000  0       0
LOGMEIN INC                COM             54142L109  25,234   1,125,000  SH         SOLE                 1,125,000  0       0
PALO ALTO NETWORKS INC     COM             697435105   5,997     110,667  SH         SOLE                   110,667  0       0
PEGASYSTEMS INC            COM             705573103  32,670   1,125,000  SH         SOLE                 1,125,000  0       0
RIVERBED TECH INC          COM             768573107  26,772   1,150,000  SH         SOLE                 1,150,000  0       0
RPX CORP                   COM             74972G103   2,574     229,900  SH         SOLE                   229,900  0       0
SERVICENOW                 COM             81762P102   7,736     200,000  SH         SOLE                   200,000  0       0
TAL EDUCATION GROUP        ADS REPSTG COM  874080104   4,545     547,624  SH         SOLE                   547,624  0       0
TEMPUR-PEDIC INTL          COM             88023U101   2,989     100,000  SH         SOLE                   100,000  0       0
UNIVERSAL DISPLAY CORP     COM             91347P105  16,307     475,000  SH         SOLE                   475,000  0       0
VERISIGN INC               COM             92343E102  37,735     775,000  SH         SOLE                   775,000  0       0
VIPSHOP HOLDINGS LTD       SPONSORED ADR   92763W103   4,500     600,000  SH         SOLE                   600,000  0       0
YANDEX NV                  SHS CLASS A     N97284108  33,810   1,400,000  SH         SOLE                 1,400,000  0       0